LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MARCH 11, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

OF EACH FUND LISTED IN SCHEDULE A

1)	The following is added to the end of the section titled “Management – Portfolio managers” in each fund’s Summary Prospectus and Prospectus:

Effective June 30, 2022, Thomas A. Nelson, CFA, Co-Head of Asset Allocation Portfolio Management for Franklin Templeton Investment Solutions (“FTIS”) and Nick Hooten, CFA, Regional Head of Client Investment Solutions (Americas) for FTIS, will join the fund’s portfolio management team. At that time, it is anticipated that Thomas Picciochi will step down as a member of the fund’s portfolio management team.

2)	The following is added to the section titled “More on fund management – Portfolio managers” in each fund’s Prospectus:

Effective June 30, 2022, Thomas A. Nelson, CFA, Co-Head of Asset Allocation Portfolio Management for FTIS and Nick Hooten, CFA, Regional Head of Client Investment Solutions (Americas) for FTIS, will join the fund’s portfolio management team. At that time, it is anticipated that Thomas Picciochi will step down as a member of the fund’s portfolio management team.

Mr. Nelson is a senior vice president and co-head of asset allocation portfolio management at FTIS and is a member of the Investment Strategy & Research Committee. Prior to joining Franklin Templeton in 2007, Mr. Nelson worked for Bloomberg LP, where he served as manager of the Americas market specialist teams. He holds a B.S. in accounting from the University of Delaware.

Mr. Hooten is the regional head of client investment solutions (Americas) for FTIS. Prior to joining Franklin Templeton, Mr. Hooten was head of investment solutions for QS Investors, LLC (“QS Investors”), a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Before joining QS Investors in 2014, Mr. Hooten was a vice president and investment analyst with Transamerican Asset Management. Mr. Hooten holds a B.S. in marketing from Pennsylvania State University and an MBA from the Stern School of Business at New York University.

3)	Effective June 30, 2022, the table in the section of each fund’s SAI titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” is amended to include the following:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (billions) ($)
Thomas Nelson*	Registered Investment Companies	21	7.37	0	0
	Other Pooled Investment Vehicles	126	7.86	0	0
	Other Accounts	5	0.57	0	0

Nick Hooten*	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

*	Information is as of January 31, 2022 and does not reflect additional accounts (including the Fund) for which the portfolio manager will join the portfolio management team on June 30, 2022.

4)	Effective June 30, 2022, the table in the section of each fund’s SAI titled “Portfolio Managers – Portfolio Managers Securities Ownership” is amended to include the following:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Thomas Nelson*	None
Nick Hooten*	None

*	Information is as of January 31, 2022 and does not reflect additional accounts (including the Fund) for which the portfolio manager will join the portfolio management team on June 30, 2022.

5)

The following footnote is added to all references to Thomas Picciochi with respect to each fund in the section of each fund’s SAI titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” and “Portfolio Managers – Portfolio Manager Securities Ownership”:

* It is anticipated that Mr. Picciochi will step down as a member of the Fund’s portfolio management team effective on or about June 30, 2022.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Franklin Templeton Aggressive Model Portfolio	May 1, 2021
Franklin Templeton Conservative Model Portfolio	May 1, 2021
Franklin Templeton Moderately Aggressive Model Portfolio	May 1, 2021
Franklin Templeton Moderately Conservative Model Portfolio	May 1, 2021
Franklin Templeton Moderate Model Portfolio	May 1, 2021

Please retain this supplement for future reference.

FTXX822459

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